SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands	6 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 01, 2018
Property, Plant and Equipment [Line Items]
Short-term Investments	$ 54,915		$ 549,895
Interest income	679	$ 34,789
Allowance for uncollectible balances	26,611		26,272
Long-term investments in equity investees	1,725,900		1,703,900
Long-lived assets impairment	$ 0	$ 0
Income tax, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination
Income taxes payable	$ 4,951,940		4,443,192
Value added taxes rate description	Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold
PRC Statutory [Member]
Property, Plant and Equipment [Line Items]
Income taxes payable	$ 5,000,000.0
Surcharge amount	136,892
Nanjing Rootaya Intelligence Technology Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Long-term investments in equity investees	$ 1,725,900		$ 1,703,900
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage						10.00%	10.00%
Long-term investments in equity investees						$ 196,125	¥ 1,250
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Three Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage						90.00%	90.00%
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				10.00%	10.00%
Long-term investments in equity investees				$ 1,255,200	¥ 8,000
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Unrelated Shareholder [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				90.00%	90.00%
Linsun Smart Technology Co., Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				13.00%	13.00%
Long-term investments in equity investees				$ 470,700	¥ 3,000
Linsun Smart Technology Co., Ltd [Member] | Equity Investment Agreement [Member] | Three Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage				87.00%	87.00%
Software [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	50 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Investments, rate of percentage	1.75%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Investments, rate of percentage	3.95%
Ownership percentage								20.00%
Intelligence Guangzhou [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling shareholders' interests, percentage	42.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling shareholders' interests, percentage	48.80%